Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Inventories	$ 35,668,243	$ 49,062,086
Prime Coil Inventory [Member]
Raw materials	17,190,435	26,240,439
Non-standard Coil Inventory [Member]
Raw materials	1,550,734	2,078,008
Tubular Inventory [Member]
Raw materials	4,888,542	4,418,750
Finished goods	$ 12,038,532	$ 16,324,889